Prepaid expenses and other current assets (Q3) (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 05, 2020	Aug. 28, 2019	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Prepaid Expenses and Other Current Assets [Line Items]
Stock issued to third parties for services (in shares)		1,000,000
Shares issued to third parties for services		$ 3,400	$ 125	$ 3,440		$ 3,477
Prepaid advertising		3,400				1,776		$ 0
Advertising expenses incurred					$ 600
iHeart
Prepaid Expenses and Other Current Assets [Line Items]
Committed usage amount of media inventory		$ 1,700				1,700
Prepaid advertising						2,800	$ 3,000
Advertising expenses incurred						600
Prepaid expenses and other current assets | iHeart
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid advertising						1,700	1,300
Other noncurrent assets | iHeart
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid advertising						$ 1,100	$ 1,700
Common Stock
Prepaid Expenses and Other Current Assets [Line Items]
Stock issued to third parties for services (in shares)			125,000	1,000,000		1,009,000
Shares issued to third parties for services				$ 1		$ 1
Common Stock | iHeart
Prepaid Expenses and Other Current Assets [Line Items]
Stock issued to third parties for services (in shares)	125,000	1,000,000
Shares issued to third parties for services	$ 100	$ 3,400